Shareholders' (deficit) / equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' (deficit) / equity
Schedule of amount of common and preferred shares

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2024	503,466,142	23,113,065	—	526,579,207
Issued shares for share-based payments exercised	5,385,107	—	—	5,385,107
Issued shares – SEPA	2,000,000	—	—	2,000,000
Issued shares – 2024 Public Offering	38,095,238	—	—	38,095,238
Issued shares – 2024 PIPE	46,338,225	—	—	46,338,225
Issued as of June 30, 2024	595,284,712	23,113,065	—	618,397,777
Treasury shares	—	—	—	—
Outstanding as of June 30, 2024	595,284,712	23,113,065	—	618,397,777

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2023	369,820,821	23,888,065	525,000	394,233,886
Issued shares for share-based payments exercised	10,585,912	—	—	10,585,912
Conversion of Class B shares	350,000	(350,000)	350,000	350,000
Cancellation of issued shares	—	(425,000)	(105,000)	(530,000)
Issued as of June 30, 2023	380,756,733	23,113,065	770,000	404,639,798
Treasury shares	—	—	(770,000)	(770,000)
Outstanding as of June 30, 2023	380,756,733	23,113,065	—	403,869,798